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[logo] PIONEER Investments(R)




May 16, 2012



VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549

Re:     Pioneer Research Fund
        (File Nos. 333-87233 and 811-09585)
        CIK No. 0001094522

Ladies and Gentlemen:

     On behalf of Pioneer Research Fund, a Delaware statutory trust
(the "Fund"), and pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, we are filing today via EDGAR exhibits containing interactive data format risk/return summary information for the Fund. These exhibits contain the updated risk/return summary information in the prospectus for the Fund, dated May 1, 2012, as filed under Rule 497(c) on May 4, 2012 (SEC Accession Number 000812195-12-000017).

     If you have any questions or comments relating to the filing, please contact me at (617) 422-4695.

Very truly yours,



/s/ Thomas Reyes
Thomas Reyes
Assistant Secretary


cc:  Jeremy B. Kantrowitz, Esq.
     Toby R. Serkin, Esq.



Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



                "Member of the UniCredit S.p.A. banking group"


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                              PIONEER RESEARCH FUND

                                 EXHIBIT INDEX


Index Number   Description of Index
------------   --------------------------------------------
EX-101.INS     XBRL Instance Document
EX-101.SCH     XBRL Taxonomy Extension Schema Document
EX-101.CAL     XBRL Taxonomy Extension Calculation Document
EX-101.DEF     XBRL Taxonomy Extension Definition Document
EX-101.LAB     XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE     XBRL Taxonomy Extension Presentation Linkbase